Annual Fund Operating Expenses	Mar. 04, 2025
Polen Floating Rate Income ETF | Polen Floating Rate Income ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%	[1]
Distribution or Similar (Non 12b-1) Fees	0.00%	[2]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.59%
Fee Waiver or Reimbursement	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	0.49%	[3]
Polen High Income ETF | Polen High Income ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%	[4]
Distribution or Similar (Non 12b-1) Fees	0.00%	[5]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.63%
Fee Waiver or Reimbursement	(0.10%)	[6]
Net Expenses (as a percentage of Assets)	0.53%	[6]

[1]	The management fee is structured as a “unified fee.” Polen Capital Credit, LLC (“Polen Credit” or the “Adviser”) has agreed to pay all expenses incurred by the Fund except for the following expenses, each of which is paid by the Fund: interest and other costs of borrowing; taxes and other governmental fees; brokerage expenses, trading expenses and other expenses in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; acquired fund fees and expenses; accrued deferred tax liability; extraordinary expenses and other non-routine expenses of the Fund; payments under the Fund’s 12b-1 Plan (if activated); and the management fee payable to the Adviser.
[2]	The Fund’s Rule 12b-1 Plan is authorized but inactive, such that no related fees accrue to the Fund.
[3]	The Adviser has contractually agreed to waive 0.10% (10 basis points) of its investment advisory fee (the “Fee Waiver”). The Fee Waiver will remain in place for one year after the commencement of the Fund’s operations, unless the Board of Trustees approves its earlier termination.
[4]	The management fee is structured as a “unified fee.” Polen Capital Credit, LLC (“Polen Credit” or the “Adviser”) has agreed to pay all expenses incurred by the Fund except for the following expenses, each of which is paid by the Fund: interest and other costs of borrowing; taxes and other governmental fees; brokerage expenses, trading expenses and other expenses in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; acquired fund fees and expenses; accrued deferred tax liability; extraordinary expenses and other non-routine expenses of the Fund; payments under the Fund’s 12b-1 Plan (if activated); and the management fee payable to the Adviser.
[5]	The Fund’s Rule 12b-1 Plan is authorized but inactive, such that no related fees accrue to the Fund.
[6]	The Adviser has contractually agreed to waive 0.10% (10 basis points) of its investment advisory fee (the “Fee Waiver”). The Fee Waiver will remain in place for one year after the commencement of the Fund’s operations, unless the Board of Trustees approves its earlier termination.